E.I.I. Realty Securities Trust

E.I.I. Global Property Fund

E.I.I. International Property Fund

E.I.I. Realty Securities Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Institutional Class shares of E.I.I. Realty Securities Fund, E.I.I. International Property Fund, E.I.I. Global Property Fund and for the Investor Class shares of E.I.I. Realty Securities Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 2, 2016, (SEC Accession 0001580642-16-012492).